PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 52.8%
4,600,027  Schwab U.S. TIPS
ETF
$ 122,406,719
8.9
740,885  Vanguard Long-Term
Treasury ETF
41,011,689
3.0
850,317  Vanguard Total
International Bond ETF
40,857,732
3.0
9,571,680
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
463,633,993
33.9
1,500,965  Xtrackers USD High
Yield Corporate Bond
ETF
54,274,894
4.0
Total Exchange-Traded
Funds
(Cost $731,725,439)
722,185,027
52.8
MUTUAL FUNDS : 47.2%
Affiliated Investment Companies : 47.2%
1,463,771  Voya Inflation
Protected Bond Plus
Portfolio - Class I
13,495,972
1.0
86,925  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
6,761,861
0.5
11,582,968  Voya Short Duration
Bond Fund - Class R6
108,184,919
7.9
4,334,025  Voya U.S. Bond Index
Portfolio - Class I
39,352,948
2.9
3,143,333  Voya VACS Index
Series EM Portfolio
47,967,257
3.5
10,852,657  Voya VACS Index
Series I Portfolio
153,348,042
11.2
17,738,323  Voya VACS Index
Series S Portfolio
276,363,074
20.2
Total Mutual Funds
(Cost $556,145,891)
645,474,073
47.2
Total Long-Term
Investments
(Cost $1,287,871,330)
1,367,659,100
100.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
564,416
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
$ 564,416
0.0
Total Short-Term
Investments
(Cost $564,416)
564,416
0.0
Total Investments in
Securities
(Cost $1,288,435,746) $ 1,368,223,516 100.0
Assets in Excess of
Other Liabilities 196,359 0.0
Net Assets $ 1,368,419,875 100.0
(1)
Investment in affiliate.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 722,185,027 $ — $ — $ 722,185,027
Mutual Funds 645,474,073 — — 645,474,073
Short-Term Investments 564,416 — — 564,416
Total Investments, at fair value $ 1,368,223,516 $ — $ — $ 1,368,223,516
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Inflation Protected Bond Plus
Portfolio - Class I
$ — $ 14,416,195 $ (700,629) $ (219,594) $ 13,495,972 $ 112,356 $ (6,470) $ —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
— 6,773,198 (14,814) 3,477 6,761,861 — — —
Voya Short Duration Bond Fund -
Class R6
113,815,960 5,447,624 (9,985,582) (1,093,083) 108,184,919 1,259,852 110,204 —
Voya U.S. Bond Index Portfolio -
Class I
49,405,770 21,254,065 (30,896,832) (410,055) 39,352,948 426,379 38,666 —
Voya VACS Index Series EM
Portfolio
39,035,015 15,321,460 (4,304,080) (2,085,138) 47,967,257 — 2,075,996 —
Voya VACS Index Series I Portfolio
172,863,340 9,511,584 (22,139,563) (6,887,319) 153,348,042 — 10,350,860 —
Voya VACS Index Series S
Portfolio
291,412,946 23,409,868 (16,018,713) (22,441,027) 276,363,074 — 10,210,805 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
531,289,071 1,332,458 (64,327,400) (4,660,136) 463,633,993 5,902,440 (1,293,763) —
$ 1,197,822,102 $ 97,466,452 $ (148,387,613) $ (37,792,875) $ 1,109,108,066 $ 7,701,027 $ 21,486,298 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 94,710,352
Gross Unrealized Depreciation (14,922,582)
Net Unrealized Appreciation $ 79,787,770